Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer pay. For further information regarding our compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”

Required Tabular Disclosure of Pay Versus Performance

The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.

Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (thousands)(5)	Product Revenue (thousands)(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
	($)	($)	($)	($)	($)	($)	($)
2025	3,794,657	5,768,215	1,770,852	2,532,758	29.77	67.95	(15,637)	206,133
2024	2,975,617	2,058,139	1,246,809	951,001	22.25	75.71	(20,961)	180,270
2023	3,660,472	760,322	1,476,055	583,592	31.21	83.26	(37,647)	156,367
2022	5,263,599	120,291	1,953,634	422,452	52.75	78.70	(42,825)	162,048
2021	5,182,371	5,125,832	1,966,463	1,974,444	98.41	120.03	(54,376)	130,859
(1)
The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	William M. Greenman	Kevin D. Green, Vivek Jayaraman, Richard Benjamin and Chrystal Jensen
2024	William M. Greenman	Kevin D. Green, Vivek Jayaraman, Richard Benjamin and Chrystal Jensen
2023	William M. Greenman	Kevin D. Green, Vivek Jayaraman, Richard Benjamin and Chrystal Jensen
2022	William M. Greenman	Kevin D. Green, Vivek Jayaraman, Richard Benjamin and Chrystal Jensen
2021	William M. Greenman	Kevin D. Green, Vivek Jayaraman, Richard Benjamin and Laurence M. Corash
(2)
Represents the amount of total compensation reported for Mr. Greenman (our President and Chief Executive Officer) and the average total compensation for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
(3)
Represents the amount of CAP to Mr. Greenman and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Year ($)*	Add: Fair Value at Year End of Awards Granted during Year that Remain Unvested as of Year End ($)*	Add: Change in Fair Value from the end of the Prior Year to the end of the Year of Awards Granted during Prior Years that were Outstanding and Unvested as of Year End ($)*	Add: Vesting Date Fair Value of Awards Granted and Vested During Year ($)*	Add: Change in Fair Value from the end of the Prior Year to the Vesting Date of Awards Granted during Prior Year that Vested During Year ($)*	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Year ($)*	CAP ($)
2025	PEO	3,794,657	2,242,585	3,314,025	472,914	253,585	175,619	—	5,768,215
2025	Average Non-PEO NEOs	1,770,852	934,867	1,365,329	155,862	117,492	58,090	—	2,532,758

* The fair values of stock options vested during the fiscal year or outstanding as of fiscal year end were estimated using the Black-Scholes option pricing model with the following assumptions, which are materially different from the assumptions used for estimating the grant-date fair value as reported in the “Option Awards” columns in the Summary Compensation Table:

Expected term (in years)	6.00 – 7.16
Historical volatility	61.75 – 66.82%
Risk-free interest rate	3.74 – 4.41%
Expected dividend rate	—
(4)
For the relevant fiscal year, represents the cumulative TSR of our common stock and the Nasdaq US Benchmark Medical Supplies TR Index at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(5)
The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
(6)
As required by Item 402(v) of Regulation S-K, we have determined that Product Revenue is the Company-Selected Measure, the calculation of which is described in our Annual Report on Form 10-K for the year ended December 31, 2025.

Company Selected Measure Name	Product Revenue
Named Executive Officers, Footnote
(1)
The following individuals are our PEO and other non-PEO NEOs for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	William M. Greenman	Kevin D. Green, Vivek Jayaraman, Richard Benjamin and Chrystal Jensen
2024	William M. Greenman	Kevin D. Green, Vivek Jayaraman, Richard Benjamin and Chrystal Jensen
2023	William M. Greenman	Kevin D. Green, Vivek Jayaraman, Richard Benjamin and Chrystal Jensen
2022	William M. Greenman	Kevin D. Green, Vivek Jayaraman, Richard Benjamin and Chrystal Jensen
2021	William M. Greenman	Kevin D. Green, Vivek Jayaraman, Richard Benjamin and Laurence M. Corash
(2)
Represents the amount of total compensation reported for Mr. Greenman (our President and Chief Executive Officer) and the average total compensation for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”

PEO Total Compensation Amount	$ 3,794,657	$ 2,975,617	$ 3,660,472	$ 5,263,599	$ 5,182,371
PEO Actually Paid Compensation Amount	$ 5,768,215	2,058,139	760,322	120,291	5,125,832
Adjustment To PEO Compensation, Footnote
(3)
Represents the amount of CAP to Mr. Greenman and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Year ($)*	Add: Fair Value at Year End of Awards Granted during Year that Remain Unvested as of Year End ($)*	Add: Change in Fair Value from the end of the Prior Year to the end of the Year of Awards Granted during Prior Years that were Outstanding and Unvested as of Year End ($)*	Add: Vesting Date Fair Value of Awards Granted and Vested During Year ($)*	Add: Change in Fair Value from the end of the Prior Year to the Vesting Date of Awards Granted during Prior Year that Vested During Year ($)*	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Year ($)*	CAP ($)
2025	PEO	3,794,657	2,242,585	3,314,025	472,914	253,585	175,619	—	5,768,215
2025	Average Non-PEO NEOs	1,770,852	934,867	1,365,329	155,862	117,492	58,090	—	2,532,758

* The fair values of stock options vested during the fiscal year or outstanding as of fiscal year end were estimated using the Black-Scholes option pricing model with the following assumptions, which are materially different from the assumptions used for estimating the grant-date fair value as reported in the “Option Awards” columns in the Summary Compensation Table:

Expected term (in years)	6.00 – 7.16
Historical volatility	61.75 – 66.82%
Risk-free interest rate	3.74 – 4.41%
Expected dividend rate	—

Non-PEO NEO Average Total Compensation Amount	$ 1,770,852	1,246,809	1,476,055	1,953,634	1,966,463
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,532,758	951,001	583,592	422,452	1,974,444
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the amount of CAP to Mr. Greenman and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

Year	NEOs	Summary Compensation Table (“SCT”) Total Compensation ($)	Deduct: Grant Date Fair Value of the “Stock Awards” and “Option Awards” Columns in the SCT for Year ($)*	Add: Fair Value at Year End of Awards Granted during Year that Remain Unvested as of Year End ($)*	Add: Change in Fair Value from the end of the Prior Year to the end of the Year of Awards Granted during Prior Years that were Outstanding and Unvested as of Year End ($)*	Add: Vesting Date Fair Value of Awards Granted and Vested During Year ($)*	Add: Change in Fair Value from the end of the Prior Year to the Vesting Date of Awards Granted during Prior Year that Vested During Year ($)*	Deduct: Fair Value at Prior Year End of Awards Granted during Prior FY that were Forfeited during Year ($)*	CAP ($)
2025	PEO	3,794,657	2,242,585	3,314,025	472,914	253,585	175,619	—	5,768,215
2025	Average Non-PEO NEOs	1,770,852	934,867	1,365,329	155,862	117,492	58,090	—	2,532,758

* The fair values of stock options vested during the fiscal year or outstanding as of fiscal year end were estimated using the Black-Scholes option pricing model with the following assumptions, which are materially different from the assumptions used for estimating the grant-date fair value as reported in the “Option Awards” columns in the Summary Compensation Table:

Expected term (in years)	6.00 – 7.16
Historical volatility	61.75 – 66.82%
Risk-free interest rate	3.74 – 4.41%
Expected dividend rate	—

Compensation Actually Paid vs. Total Shareholder Return

CAP and Cumulative TSR

The following chart shows the relationships between (a) CAP to Mr. Greenman, (b) the average amount of compensation actually paid to the Company's NEOs as a group (excluding Mr. Greenman) and (c) our TSR and the peer group TSR.

Compensation Actually Paid vs. Net Income

CAP and Net Income (Loss)

The following chart shows the relationships between (a) CAP to Mr. Greenman, (b) the average amount of CAP to the Company's NEOs as a group (excluding Mr. Greenman) and (c) our net loss.

Compensation Actually Paid vs. Company Selected Measure

CAP and Product Revenue

The following chart shows the relationships between (a) CAP to Mr. Greenman, (b) the average amount of CAP to the Company's NEOs as a group (excluding Mr. Greenman) and (c) our company-selected measure of product revenue.

Total Shareholder Return Vs Peer Group

CAP and Cumulative TSR

The following chart shows the relationships between (a) CAP to Mr. Greenman, (b) the average amount of compensation actually paid to the Company's NEOs as a group (excluding Mr. Greenman) and (c) our TSR and the peer group TSR.

Tabular List, Table

Required Tabular Disclosure of Most Important Financial Performance Measures

The most important financial performance measures used by the company to link compensation actually paid to the company’s NEOs for the most recently completed fiscal year to the company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 50.

• Product Revenue

• Non-GAAP Adjusted EBITDA

Total Shareholder Return Amount	$ 29.77	22.25	31.21	52.75	98.41
Peer Group Total Shareholder Return Amount	$ 67.95	$ 75.71	$ 83.26	$ 78.7	$ 120.03
Company Selected Measure Amount	206,133,000	180,270,000	156,367,000	162,048,000	130,859,000
PEO Name	William M. Greenman	William M. Greenman	William M. Greenman	William M. Greenman	William M. Greenman
Net Income (Loss)	$ (15,637,000)	$ (20,961,000)	$ (37,647,000)	$ (42,825,000)	$ (54,376,000)
Measure:: 1
Pay vs Performance Disclosure
Name	Product Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,242,585)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,314,025
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	472,914
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	253,585
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,619
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(934,867)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,365,329
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,862
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,492
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,090
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0